Intangible Assets and Goodwill (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization	$ 736,000		$ 184,000	$ 0
Non-cash charge of impair the carrying value oftechnology related intangible	2,944,000
Loss on impairment	$ 12,546,000	$ (606,595)